SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2020
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
Management analyzes the Company’s operating segments separately because of different economic environments and stages of development in different geographical areas, requiring different investment and marketing strategies. All the segments are grouped and analyzed as three main markets - our cornerstone, our growth engines and our frontier markets - representing the Company's strategy and capital allocation framework.
Management evaluates the performance of the Company’s segments on a regular basis, primarily based on earnings before interest, tax, depreciation, amortization, impairment, gain / loss on disposals of non-current assets, other non-operating gains / losses and share of profit / loss of joint ventures and associates (“Adjusted EBITDA”) along with assessing the capital expenditures excluding certain costs such as those for telecommunication licenses and right-of-use assets (“CAPEX exc. licenses and ROU”). Management does not analyze assets or liabilities by reportable segments.
As of December 31, 2019, management decided to include Kazakhstan as a separate reportable segment due to the increased impact of Kazakhstan operations on the overall business (as described in the Group’s audited annual consolidated financial statements as of and for the year ended December 31, 2019). In addition, management decided to show the financial impact of HQ and eliminations separately from operating companies. Comparative figures for six and three-month periods ended June 30, 2019 have been adjusted to reflect this change.
Financial information by reportable segment for the six and three-month periods ended June 30, is presented in the following tables. Inter-segment transactions between segments are not material, and are made on terms which are comparable to transactions with third parties.
For the six-month period ended June 30

	Service revenue				Sale of equipment and accessories		Other revenue		Total Revenue
	Mobile		Fixed
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019

Our cornerstone
Russia	1,506	1,714	265	260	151	191	5	7	1,927	2,172

Our growth engines
Pakistan	559	662	—	—	3	4	42	44	604	710
Ukraine	429	372	30	25	—	—	2	3	461	400
Kazakhstan	190	180	37	33	2	1	1	39	230	253
Uzbekistan	101	130	1	1	—	—	—	—	102	131

Our frontier markets
Algeria	343	378	—	—	2	1	—	—	345	379
Bangladesh	262	264	—	—	—	1	5	6	267	271
Other frontier markets	55	66	12	14	2	3	—	—	69	83

Other
HQ and eliminations	(17)	(14)	—	—	—	—	—	—	(17)	(14)

Total segments	3,428	3,752	345	333	160	201	55	99	3,988	4,385

	Adjusted EBITDA		CAPEX exc. licenses and ROU
	2020	2019	2020	2019

Our cornerstone
Russia	784	966	415	462

Our growth engines
Pakistan	280	369	153	118
Ukraine	313	256	96	67
Kazakhstan	124	152	52	53
Uzbekistan	45	67	26	39

Our frontier markets
Algeria	145	172	38	48
Bangladesh	113	114	59	37
Other frontier markets	25	28	19	14

Other
HQ and eliminations	(100)	168	2	—

Total segments	1,729	2,292	860	838

For the three-month period ended June 30

	Service revenue				Sale of equipment and accessories		Other revenue		Total Revenue
	Mobile		Fixed
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019

Our cornerstone
Russia	711	883	128	131	68	106	—	4	907	1,124

Our growth engines
Pakistan	266	324	—	—	1	2	21	22	288	348
Ukraine	208	198	14	13	—	—	1	1	223	212
Kazakhstan	92	94	19	17	1	—	—	39	112	150
Uzbekistan	47	67	—	—	—	—	—	—	47	67

Our frontier markets
Algeria	159	187	—	—	1	—	—	—	160	187
Bangladesh	128	134	—	—	—	—	3	3	131	137
Other frontier markets	25	34	6	7	1	4	—	—	32	45

Other
HQ and eliminations	(8)	(9)	—	—	—	—	—	—	(8)	(9)

Total segments	1,628	1,912	167	168	72	112	25	69	1,892	2,261

	Adjusted EBITDA		CAPEX exc. licenses and ROU
	2020	2019	2020	2019

Our cornerstone
Russia	357	498	249	236

Our growth engines
Pakistan	133	186	85	67
Ukraine	151	138	58	38
Kazakhstan	61	97	28	42
Uzbekistan	20	35	21	14

Our frontier markets
Algeria	64	83	24	30
Bangladesh	54	54	15	23
Other frontier markets	11	15	12	8

Other
HQ and eliminations	(42)	(112)	—	(9)

Total segments	809	994	492	449

The following table provides the reconciliation of Profit / (loss) before tax to Total Adjusted EBITDA for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2020	2019	2020	2019
Profit / (loss) before tax	438	865	243	256
Adjustments to reconcile Profit / (loss) before tax to Total Adjusted EBITDA
Depreciation	804	812	389	409
Amortization	178	205	86	111
Impairment loss / (reversal)	1	10	1	4
(Gain) / loss on disposal of non-current assets	12	14	6	7
(Gain) / loss on disposal of subsidiaries	—	(1)	—	(1)
Finance costs	391	421	184	210
Finance income	(15)	(28)	(6)	(14)
Other non-operating (gain) / loss	(101)	(14)	(86)	(10)
Net foreign exchange (gain) / loss	21	8	(8)	22

Total Adjusted EBITDA	1,729	2,292	809	994